Related Parties Transactions (Details) - Schedule of related party transactions - CNY (¥) ¥ in Thousands		Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Related Parties Transactions (Details) - Schedule of related party transactions [Line Items]
Amounts due from related parties		¥ 22,938		¥ 24,801		¥ 53,495
Amounts due to related parties		50,901		92,737		43,251
Guangdong Advertising Co., Ltd. [Member]
Related Parties Transactions (Details) - Schedule of related party transactions [Line Items]
Amounts due from related parties		1,198	[1]	2,529	[1],[2]	36,381	[2]
Youxiang Group [Member]
Related Parties Transactions (Details) - Schedule of related party transactions [Line Items]
Amounts due from related parties		21,401	[3]	21,778	[3],[4]	15,483	[4]
Amounts due to related parties		44,219	[5]	67,669	[5],[6]	34,032	[6]
Others [Member]
Related Parties Transactions (Details) - Schedule of related party transactions [Line Items]
Amounts due from related parties	[7]	339		494
Amounts due to related parties		1,812		1,651
Guangdong Marketing Advertising Group [Member]
Related Parties Transactions (Details) - Schedule of related party transactions [Line Items]
Amounts due to related parties		4,870	[8]	18,667	[8],[9]	9,209	[9]
Angela Bai [Member]
Related Parties Transactions (Details) - Schedule of related party transactions [Line Items]
Amounts due to related parties			[10]	¥ 4,750	[10],[11]		[11]

[1]	The balance represented marketing service fee receivable and prepaid advertising fee.
[2]	Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.
[3]	The balance represented construction fee and rental deposits.
[4]	Amounts due from Youxiang Group are construction fee and rental deposits.
[5]	The balance represented accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%.
[6]	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%.
[7]	The balance represented operating management fees and prepaid marketing service fee.
[8]	The balance represented accounts payable for advertisement distribution services.
[9]	Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.
[10]	In August 2020, Angela Bai, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750, respectively. As of December 31, 2020, the amount due to Angela Bai was RMB4.75 million. As of June 30, 2021, all amount due to Angela Bai was repaid.
[11]	In August 2020, Angela Bai, spouse of Dr. Daqing Mao, extended two loans of US$1,100 and RMB8,000 to the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of January 4, 2021, and the other had an interest rate of 4.785% per annum with a maturity date of August 15, 2021. In October 2020, Angela Bai, lent another loan of RMB 1,500 with interest rate of 4.785% and a maturity date of January 5, 2021 to the Group. During the year ended December 31, 2020, the Group repaid US$1,100, RMB 4,000, and RMB 750 of the USD1,100 loan, RMB 8,000 loan, and RMB 1,500 loan, respectively. As of December 31, 2020, the amount due to Angela Bai was RMB4.75 million.